Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Schedule of supplemental balance sheet disclosures
Cash, cash equivalents and bank overdrafts as presented in the consolidated statements of cash flows excludes restricted cash and cash equivalents that are amounts primarily required to be maintained on deposit with various regulatory authorities to support the operations of the insurance and reinsurance subsidiaries. Cash equivalents are comprised of treasury bills and other eligible bills.

	December 31, 2019
	Unrestricted cash and cash equivalents included in the consolidated statement of cash flows				Restricted cash and cash equivalents			Cash and cash equivalents included on the consolidated balance sheet
	Cash	Cash equivalents		Total	Cash	Cash equivalents	Total	Cash	Cash equivalents	Total
Holding company cash and investments	98.8	84.5		183.3	0.6	—	0.6	99.4	84.5	183.9
Subsidiary cash and short term investments	1,934.7	1,355.0		3,289.7	469.4	195.4	664.8	2,404.1	1,550.4	3,954.5
Fairfax India	67.0	19.1		86.1	18.6	—	18.6	85.6	19.1	104.7
Fairfax Africa	77.9	0.8		78.7	7.5	—	7.5	85.4	0.8	86.2
Assets held for sale (note 23)	160.5	65.0	1.0	225.5	54.0	4.2	58.2	214.5	69.2	283.7
	2,338.9	1,524.4		3,863.3	550.1	199.6	749.7	2,889.0	1,724.0	4,613.0

	December 31, 2018
	Unrestricted cash and cash equivalents included in the consolidated statement of cash flows			Restricted cash and cash equivalents			Cash and cash equivalents included on the consolidated balance sheet
	Cash	Cash equivalents	Total	Cash	Cash equivalents	Total	Cash	Cash equivalents	Total
Holding company cash and investments	131.0	96.1	227.1	0.6	—	0.6	131.6	96.1	227.7
Subsidiary cash and short term investments	2,300.1	1,722.7	4,022.8	359.7	201.2	560.9	2,659.8	1,923.9	4,583.7
Subsidiary assets pledged for short sale and derivative obligations	—	3.0	3.0	—	—	—	—	3.0	3.0
Fairfax India	25.0	27.1	52.1	15.6	—	15.6	40.6	27.1	67.7
Fairfax Africa	77.4	154.5	231.9	—	—	—	77.4	154.5	231.9
	2,533.5	2,003.4	4,536.9	375.9	201.2	577.1	2,909.4	2,204.6	5,114.0

Schedule of cash flow, supplemental disclosures
Details of certain cash flows included in the consolidated statement of cash flows for the years ended December 31 were as follows:

	2019	2018
Net (purchases) sales of securities classified at FVTPL
Short term investments	(4,646.5)	8,033.8
Bonds	3,618.7	(10,743.0)
Preferred stocks	(52.4)	(25.6)
Common stocks	898.3	82.3
Derivatives and short sales	(184.8)	(96.8)
	(366.7)	(2,749.3)

Changes in operating assets and liabilities
Net decrease (increase) in restricted cash and cash equivalents	(170.3)	102.9
Provision for losses and loss adjustment expenses	1,171.5	1,200.6
Provision for unearned premiums	893.9	521.9
Insurance contract receivables	(382.5)	(555.6)
Insurance contract payables	616.5	246.6
Recoverable from reinsurers	(1,093.8)	(954.5)
Other receivables	211.8	(211.6)
Accounts payable and accrued liabilities	3.8	225.3
Other	(297.0)	(304.2)
	953.9	271.4

Net interest and dividends received
Interest and dividends received	819.2	764.0
Interest paid on borrowings	(319.6)	(285.5)
Interest paid on lease liabilities(1)	(60.4)	—
	439.2	478.5

Net income taxes paid	(178.9)	(229.9)

(1)	Reflects the adoption of IFRS 16 as described in note 3.